Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com
Kawa Capital Partners LLC 21500 Biscayne Boulevard, Suite 700 Aventura, Florida 33180

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Kawa Capital Partners LLC (the “Company”) and Barclays Capital Inc. (the “Other Specified Party” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of residential PACE assessments in conjunction with the proposed offering of HERO Funding 2021-1, Series 1 Notes.

The Company is responsible for the information provided to us, including the information set forth in the Statistical Asset File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

Representatives of the Company provided us with the following:

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(i) on July 28, 2020 and August 4, 2020, PACE assessment listings with respect to 1,271 residential PACE assessments and 104 PACE bonds (collectively, the “August 3rd PACE Assessment Listing”) and (ii) on August 5, 2020, a computer-generated residential PACE asset data file and related record layout with respect to each of the 1,271 residential PACE assessments and the related 110 PACE bonds included on the August 3rd PACE Assessment Listing (the “August 3rd Statistical Asset File”).  At your instruction, we randomly selected (x) 110 residential PACE assessment (the “August 3rd Sample Assessments” and (ii) 12 PACE bonds (the “August 3rd Sample Bonds”) from the August 3rd PACE Assessment Listing;

•
on August 18, 2020, a computer-generated residential PACE asset data file and related record layout with respect to 386 residential PACE assessments and 19 PACE bonds (the “September 3rd Statistical Asset File”).  At your instruction, we randomly selected (i) 40 residential PACE assessments (the “September 3rd Sample Assessments”) and (ii) four PACE bonds (the “September 3rd Sample Bonds”) from the September 3rd Statistical Asset File;

•
(i) on September 21, 2020, a PACE assessment listing with respect to 260 residential PACE assessments and 14 PACE bonds (the “September 29th PACE Assessment Listing”) and (ii) on September 22, 2020, a computer-generated residential PACE asset data file and related record layout with respect to each of the 260 residential PACE assessments and the related 14 PACE bonds included on the September 29th PACE Assessment Listing (the “September 29th Statistical Asset File”).  At your instruction, we randomly selected (i) 26 residential PACE assessments (the “September 29th Sample Assessments” and (ii) four PACE bonds (the “September 29th Sample Bonds”) from the September 29th PACE Assessment Listing;

•
on October 1, 2020, (i) a PACE assessment listing with respect to 121 residential PACE assessments and six PACE bonds (the “October 7th & 9th PACE Assessment Listing”) and (ii) computer-generated residential PACE asset data files and related record layouts with respect to each of the 121 residential PACE assessments and the related six PACE bonds included on the October 7th & 9th PACE Assessment Listing (collectively, the “October 7th & 9th Statistical Asset File”).  At your instruction, we randomly selected (i) 13 residential PACE assessments (the “October 7th & 9th Sample Assessments” and (ii) three PACE bonds (the “October 7th & 9th Sample Bonds”) from the October 7th & 9th PACE Assessment Listing;

Member of
Deloitte Touche Tohmatsu Limited

•
(i) on October 22, 2020, PACE assessment listings with respect to 233 residential PACE assessments and 14 PACE bonds (collectively, the “October 29th & 30th PACE Assessment Listing”) and (ii) on October 26, 2020, computer-generated residential PACE asset data files and related record layouts with respect to each of the 233 residential PACE assessments and the related 14 PACE bonds included on the October 29th & 30th PACE Assessment Listing (collectively, the “October 29th & 30th Statistical Asset File”).  At your instruction, we randomly selected (i) 24 residential PACE assessments (the “October 29th & 30th Sample Assessments” and (ii) four PACE bonds (the “October 29th & 30th Sample Bonds”) from the October 29th & 30th PACE Assessment Listing;

•
on October 29, 2020, a computer-generated residential PACE assessment data file and related record layout containing data with respect to 127 residential PACE assessments and the related five PACE bonds (the “November 6th Statistical Asset File”).  At your instruction, we randomly selected (i) 13 residential PACE assessments (the “November 6th Sample Assessments”) and (ii) two PACE bonds (the “November 6th Sample Bonds”) from the November 6th Statistical Asset File;

•
on November 19, 2020, a computer-generated residential PACE assessment data file and related record layout containing data with respect to 288 residential PACE assessments and the related 18 PACE bonds (the “November 25th & 30th Statistical Asset File”).  At your instruction, we randomly selected (i) 30 residential PACE assessments (the “November 25th & 30th Sample Assessments”) and (ii) seven PACE bonds (the “November 25th & 30th Sample Bonds”) from the November 25th & 30th Statistical Asset File;

•
on December 17, 2020, a computer-generated residential PACE assessment data file and related record layout containing data with respect to 15 residential PACE assessments and the related six PACE bonds (the “January 14th Statistical Asset File”).  At your instruction, we randomly selected (i) two residential PACE assessments (the “January 14th Sample Assessments”) and (ii) two PACE bonds (the “January 14th Sample Bonds”) from the January 14th Statistical Asset File; and

•
on December 17, 2020, a computer-generated residential PACE assessment data file and related record layout containing data with respect to 44 residential PACE assessments and the related seven PACE bonds (the “January 15th Statistical Asset File”).  At your instruction, we randomly selected (i) five residential PACE assessments (the “January 15th Sample Assessments”) and (ii) three PACE bonds (the “January 15th Sample Bonds”) from the January 15th Statistical Asset File.

The August 3rd Sample Assessments, September 3rd Sample Assessments, September 29th Sample Assessments, October 7th & 9th Sample Assessments, October 29th & 30th Sample Assessments, November 6th Sample Assessments, November 25th & 30th Sample Assessments, January 14th Sample Assessments and January 15th Sample Assessments are collectively hereinafter referred to as the “Sample Assessments.”

The August 3rd Sample Bonds, September 3rd Sample Bonds, September 29th Sample Bonds, October 7th & 9th Sample Bonds, October 29th & 30th Sample Bonds, November 6th Sample Bonds, November 25th & 30th Sample Bonds, January 14th Sample Bonds and January 15th Sample Bonds are collectively hereinafter referred to as the “Sample Bonds.”

The August 3rd Statistical Asset File, September 3rd Statistical Asset File, September 29th Statistical Asset File, October 7th & 9th Statistical Asset File, October 29th & 30th Statistical Asset File, November 6th Statistical Asset File, November 25th & 30th Statistical Asset File, January 14th Statistical Asset File and January 15th Statistical Asset File are collectively hereinafter referred to as the “Statistical Asset File.”

At the instruction of the Company, we performed certain comparisons and recomputations for each of the Sample Assessments and Sample Bonds relating to the residential PACE assessment characteristics (the “Sample Assessment Characteristics”) and the PACE bond characteristics (the “Sample Bond Characteristics”), as applicable, set forth on the Statistical Asset File and indicated below.

Sample Assessment Characteristics
1. Asset ID (for informational purposes only) 2. Property city 3. APN 4. Property zip code 5. Property county 6. Original term 7. Product types 8. Rate 9. Program
10.  Total tax payment
11.   Funded amount
12.   Funding date
13.   Maturity date
14.   Property value
15.   Reserve fund amount
16.   Loan-to-value ratio
17.   Assessment loan-to-value ratio
18.   Combined loan-to-value ratio

We compared Sample Assessment Characteristics 2. through 9. to the corresponding information set forth on or derived from “Assessment Contract” or “Assessment Contract Addendum” (collectively the “Assessment Contract”).

We compared Sample Assessment Characteristics 10. through 14. to the corresponding information set forth on or derived from the “Processing Worksheet.”

With respect to Sample Assessment Characteristic 15., we recomputed the reserve fund amount as the product of (i) the “project cost amount” (as set forth on the “Completion Certificate”) and (ii) the reserve amount% (as set forth on the Statistical Asset File).  We compared the results of such recalculation to the reserve fund amount set forth on Statistical Asset File.

With respect to Sample Assessment Characteristic 16., we recomputed the loan-to-value ratio by dividing the “total open liens” (as set forth on the Statistical Asset File) by the property value (as set forth on the Processing Worksheet).  We compared the results of such recalculations to the loan-to-value ratio set forth on Statistical Asset File.

With respect to Sample Assessment Sample Assessment Characteristic 17., we recomputed the assessment loan-to-value ratio by dividing the (i) funded amount (as set forth on the Processing Worksheet) by (ii) property value (as set forth on the Processing Worksheet).  We compared the results of such recalculation to the assessment loan-to-value ratio set forth on Statistical Asset File.

With respect to Sample Assessment Characteristic 18., we recomputed the combined loan-to-value ratio as the sum of the (i) assessment loan-to-value ratio and (ii) loan-to-value ratio (each as determined above).  We compared the results of such recalculation to the combined loan-to-value ratio set forth on Statistical Asset File.

For purposes of our procedures and at your instruction:

•
with respect our comparison of Sample Assessment Characteristic 8., for the Sample Assessment indicated in Appendix A, we observed a difference with respect to the rate set forth on the Statistical Asset File when compared to the rate set forth on the Assessment Contract.  For this Sample Assessment, we were instructed to perform an additional procedure and recompute the rate using (i) the total PACE assessment payment (as set forth on the Processing Worksheet), (ii) the original term (as set forth on the Assessment Contract) and (iii) certain methodologies provided to us by the Company.  We compared such recomputed rate to the corresponding information set forth on the Statistical Asset File and found it to be in agreement.

Sample Bond Characteristics
1. Bond name 2. Coupon 3. Maturity date	4. First payment date 5. Original principal balance 6. Term (5 / 10 / 15 / 20 / 25)

We compared Sample Bond Characteristics 1. through 6. to the corresponding information set forth on or derived from the Supplemental Indenture or the Amendment to the Supplement Indenture (collectively, the “Supplemental Indenture”).

For purposes of our procedures and at your instruction:

•
with respect our comparison of Sample Bond Characteristic 5., for the Sample Bond indicated in Appendix B, we observed a difference with respect to the original principal balance set forth on the Statistical Asset File when compared to the original principal balance as set forth on the Supplemental Indenture.  For these Sample Bonds, we were instructed perform an additional procedure and recomputed the original principal balance by subtracting the (i) "paid in full balance" set forth on the "Admin File" provided by representatives of the Company from (ii) original principal balance as set forth on the Supplemental Indenture.  We compared such recomputed values the corresponding information set forth on the Statistical Asset File and found it to be in agreement.

The residential PACE assessment documents and PACE bond documents described above and any other related documents used in support of the Sample Assessment Characteristics and Sample Bond Characteristics, as applicable, were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Source Documents.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Assessments and Sample Bonds.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Sample Assessment Characteristics and Sample Bond Characteristics, as applicable, set forth on the Statistical Asset File were found to be in agreement with the above-mentioned Source Documents, except as indicated in Appendix C.  Supplemental information is contained in Appendix D.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the residential PACE assessments and the PACE bonds underlying the Statistical Asset File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the residential PACE assessments and the PACE bonds or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.   We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 22, 2021

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 22, 2021.

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Sample Assessment Characteristic 8. for the following Sample Assessment:

523376

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 22, 2021.

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Sample Bond Characteristic 5. for the following Sample Bonds:

200326-CS-RA-HPR-R-05CD
200528-CS-RA-HPR-R-10CD

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 22, 2021.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description - Sample Bond Characteristics

1	Two differences in maturity date.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 22, 2021

Supplemental Information Related to the Findings Set Forth on Appendix C

Exception Description Number	September 3rd Sample Bond number	Sample Bond Characteristic	Characteristic set forth on the September 3rd Statistical Asset File	Characteristic set forth on or derived from the Supplemental Indenture

1	200814-CA-RA-HPR-R-05FG	Maturity date	3/2/2026	9/2/2026
1	200814-CA-RA-HPR-R-25FG	Maturity date	3/2/2046	9/2/2046

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.